Discontinued operations and assets held for sale - Summary of the results of discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Mar. 15, 2024	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Acquisitions and disposals
(Loss)/profit for the financial year - Discontinued operations			€ (65)	€ (247)	[1]	€ 185	[1]
Basic (loss)/earnings per share from discontinued operations			€ (0.0024)	€ (0.0089)		€ 0.0064
Diluted (loss)/earnings per share from discontinued operations			€ (0.0024)	€ (0.0089)		€ 0.0063
Vodafone Spain, Discontinued operations
Acquisitions and disposals
Percentage of ownership interests agreed to sell		100.00%
(Loss)/profit for the financial year - Discontinued operations			€ (5)	€ (340)		€ (352)
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Percentage of ownership interests agreed to sell	100.00%
(Loss)/profit for the financial year - Discontinued operations			€ (60)	€ 93		€ 537

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.